Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

May 25, 2018

Securities Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the “Fund”)

Registration Statement on Form N-2 (File Numbers 333-220691; 811-21519)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 2 (the “Amendment”) to the Fund’s Shelf Registration Statement on Form N-2 (the “Shelf Registration Statement”) with respect to the proposed offering by the Fund of additional common shares of beneficial interest, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its Common Shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Fund may issue.

The Registration Statement was amended as stated in our correspondence filing made on May 24, 2018 in response to the Staff’s comments.  We received no additional comments from the Staff.  We request that the Staff review the Registration Statement as promptly as possible and contact us at its earliest possible convenience if it has any further comments.

The total registration fee of $5,433.99 was previously wired through the LOCKBOX system to the Securities and Exchange Commission account at Mellon Bank on April 5, 2018. The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

To facilitate your review, the Registration Statement has been marked to show changes from the previous filed registration statement dated April 5, 2018 (Accession No. 0000940394-18-000648).

Questions should be directed to the undersigned at (617) 672-8445.

Very truly yours,

/s/ Scott E. Habeeb

Scott E. Habeeb, Esq.

Vice President